Investment Objectives and Goals - iShares Large Cap 10% Target Buffer Jun ETF	Sep. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LARGE CAP 10% TARGET BUFFER JUN ETF Ticker: TENJStock Exchange: Cboe BZX As described in this prospectus, the iShares Large Cap 10% Target Buffer Jun ETF (the “Fund”) seeks to provide the following pre-determined outcomes (the “Outcomes”) for an investment that is held for an entire Outcome Period: (1) exposure to the share price return of the Underlying Fund up to the Approximate Cap, and (2) downside protection against approximately the first 10% of Underlying Fund losses through an Approximate Buffer. Please see below for the definitions of key terms. ■ Underlying Fund: iShares Core S&P 500 ETF ■ Underlying Fund’s Index: S&P 500 Index ■ Outcome Period: July 1 through June 30 ■ Approximate Cap: The approximate upside limit on the share price return of the Underlying Fund during the Outcome Period, which will reset at the start of each Outcome Period ■ Approximate Buffer: The downside protection, as sought by the Fund, for approximately 10% of Underlying Fund losses if the Fund is held for the entire Outcome Period The Fund has characteristics unlike those of many investment products and may not be appropriate for all investors. The Outcomes sought by the Fund’s strategy are not guaranteed. ■ The Approximate Cap and the Approximate Buffer may not operate as anticipated, and investors may lose some or all their money. ■ The Outcomes apply only to shares that are held for an entire Outcome Period. ■ An investor who buys Fund shares after the start of an Outcome Period or sells Fund shares before the end of an Outcome Period may not fully realize the Approximate Cap or the Approximate Buffer and may be exposed to greater risk of loss. ■ The Approximate Buffer is provided prior to taking into account any fees or expenses charged to the Fund or shareholder transaction fees. These fees and any expenses will reduce the Approximate Buffer amount for Fund shareholders for an Outcome Period. ■ The Approximate Cap will likely change for each Outcome Period and will be announced at the start of each Outcome Period. ■ Visit the Fund’s page on www.iShares.com for information about the start date and end date of the current Outcome Period, the Approximate Cap for the current Outcome Period and the potential outcomes of an investment in the Fund, including the remaining Approximate Cap and remaining Approximate Buffer.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks to track the share price return of the iShares Core S&P 500 ETF (the “Underlying Fund”) up to an approximate upside limit, while seeking to provide downside protection against approximately the first 10% of Underlying Fund losses over an approximate 12-month period beginning at the end of each June.